Leases	12 Months Ended
Dec. 31, 2022
Disclosure of quantitative information about leases for lessee [abstract]
Leases
15	Leases

(a)	Amounts recognized in the consolidated statements of financial position
The consolidated statements of financial position shows the following amounts relating to leases:

	As at 31 December
	202 1	202 2
	RMB’000	RMB’000
Right-of-use assets
Land use rights	380,764	363,720
Buildings	3,288	14,540
Equipment	625	373
Others	966	1,172

	385,643	379,805

Lease liabilities
Current	3,229	8,738
Non-current	1,384	7,513

	4,613	16,251

For the year ended 31 December 2022, additions to the
right-of-use
assets were RMB27,275
 thousand (2020: RMB 109,238 thousand, including 102,283 thousand generated by the acquisition of a subsidiary, 2021: RMB
9,534 thousand). At 31 December 2022, the lease liabilities were repayable as follows:

2022
RMB’000
Within 1 year	8,738
After 1 year but within 2 years	6,945
After 2 years but within 5 years	568

16,251

(b)	Amounts recognized in the consolidated statement s of profit or loss
The consolidated statements of profit or loss shows the following amounts relating to leases:

	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Depreciation charge of right-of-use assets
Land use rights	(15,965)	(17,044)	(17,044)
Buildings	(15,481)	(15,677)	(14,089)
Equipment	(449)	(399)	(547)
Others	(758)	(1,187)	(1,238)

	(32,653)	(34,307)	(32,918)

Interest expense (included in Finance expenses)	(887)	(537)	(1,039)
Expense relating to short-term leases (included in Cost of sales)	(3,731)	(6,938)	(14,774)
The total cash outflow for leases in 2022 was RMB27,843
 thousand (2020: RMB20,204 thousand, 2021: RMB
24,482 thousand).